Loans, financing and debentures (Tables)	12 Months Ended
Jun. 30, 2020
Loans Financing and Debentures [Abstract]
Schedule of loans and financing

		Annual interest rates and charges - %
	Index	2020	2019	2020	2019
Financing for agricultural costs
	Fixed rate + CDI	1.80% + 100%	-	40,568	-
	Fixed rate	-	7.00%	-	6,293
	Fixed rate	3.90%	-	9,072	-
	Fixed rate	6.30%	-	108,057	-
	Fixed rate	6.34%	-	3,251	-
	Fixed rate	-	6.14%	-	32,295
	Fixed rate	7.64%	-	9,076	-
				170,024	38,588
Financing for agricultural costs (USD)
	Fixed rate	7.00%	-	2,787	-
	Fixed rate	8.50%	-	5,573	-
				8,360	-
Financing for agricultural costs (PYG)
	Fixed rate	8.00%	-	7,940	-
	Fixed rate	8.25%	8.25%	19,749	18,364
				27,689	18,364
Bahia Project Financing
	Fixed rate	3.50%	3.50%	10,023	9,612
	Fixed rate	-	4.00%	-	2,668
	Fixed rate	6.50%	6.50%	66	198
	Fixed rate	7.50%	7.50%	165	497
	Fixed rate	-	9.00%	-	15,559
				10,254	28,534
Financing of working capital
	Fixed rate + CDI	2% + 100%	-	77,516	-
				77,516	-
Financing of Machinery and Equipment – FINAME
	Fixed rate	7.22%	7.22%	230	321
	Fixed rate + TJLP	-	3.73%	-	1,285
	Fixed rate	-	8.50%	-	2,204
	Fixed rate	-	10.50%	-	1,732
				230	5,542
Financing of sugarcane
	Fixed rate	6.76%	6.76%	2,447	2,863
	Fixed rate	6.14%	-	40,857	27,580
	Fixed rate	6.34%	-	29,986	-
	Fixed rate + TJLP	-	3.80%	-	10,948
	Fixed rate	-	10.00%	-	2,091
				73,290	43,482
Debentures
	CDI	106.50%	106.50%	88,884	91,518
	CDI	110.00%	110.00%	59,548	61,371
				148,432	152,889
(-) Transaction costs				(1,682)	(1,546)
				514,113	285,853

Current				217,274	76,608
Non-current				296,839	209,245

Schedule of breakdown of debt by index
	2020	2019
Fixed rate	247,597	120,731
CDI	266,516	152,889
TJLP	-	12,233
	514,113	285,853

Schedule of maturities of short and long term loans
	2020	2019
1 year	217,274	76,608
2 years	198,793	78,326
3 years	51,670	51,283
4 years	22,098	50,909
5 years	8,269	21,999
Above 5 years	16,009	6,728
	514,113	285,853

Schedule of changes in loans and financing

	2018	Acquisition Agrifirma	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2019
Agricultural Cost Financing (Reais)	31,847	-	37,523	(32,148)	-	1,366	-	38,588
Agricultural Cost Financing (PYG)	11,486	-	22,838	(15,046)	(1,297)	1,365	(982)	18,364
Bahia Project Financing (*)	30,277	-	-	(3,018)	(318)	1,593	-	28,534
Financing of Machinery and Equipment – FINAME	6,041	-	-	(479)	(560)	538	2	5,542
Sugarcane Financing	34,512	-	30,233	(22,487)	(1,862)	3,086	-	43,482
Debentures	143,108	-	-	-	-	9,781	-	152,889
Transaction costs	(1,467)	-	-	-	-	(79)		(1,546)
	255,804	-	90,594	(73,178)	(4,037)	17,650	(980)	285,853

	2019	Acquisition Agrifirma	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2020
Agricultural Cost Financing (Reais)	38,588	-	166,346	(38,185)	(1,848)	5,123	-	170,024
Agricultural Cost Financing (PYG)	18,364	-	14,181	(4,017)	(1,020)	2,007	6,534	36,049
Bahia Project Financing (*)	28,534	-	-	(16,953)	(2,864)	1,537	-	10,254
Working Capital Financing	-	123,862	77,000	(63,777)	(65,980)	3,369	3,042	77,516
Financing of Machinery and Equipment – FINAME	5,542	-	-	(5,346)	(481)	433	82	230
Sugarcane Financing	43,482	-	43,482	(15,689)	(2,194)	4,208	1	73,290
Debentures	152,889	-	-	-	(11,626)	7,169	-	148,432
Transaction costs	(1,546)	-	-	-	-	(136)	-	(1,682)
	285,853	123,862	301,009	(143,967)	(86,013)	23,710	9,659	514,113

(*)	Financing to raise funds for opening of areas and improvements in Jatobá and Chaparral farms.